Intangible Assets, Net	12 Months Ended
Sep. 30, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	Useful life	September 30, 2022	September 30, 2021
Land use rights	20 years	$252,757	$278,327
Software	5-10 years	21,217	23,364
Total		273,974	301,691
Less: accumulated amortization		(116,523)	(123,208)
Intangible assets, net		$157,451	$178,483

Amortization expense was $5,030, $5,523 and $5,131 for the years ended September 30, 2022, 2021 and 2020, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense
2023	$5,055
2024	5,055
2025	5,055
2026	5,055
2027	5,055
Thereafter	132,176
Total	$157,451